Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin Conservative Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.9%
	Domestic Equity 30.2%
[a]	Franklin Growth Fund, Class R6	1,027,356	$96,817,990
[a]	Franklin LibertyQ U.S. Equity ETF	3,261,745	90,056,779
[a]	Franklin Rising Dividends Fund, Class R6	875,264	48,480,885
[a]	Franklin U.S. Core Equity (IU) Fund	9,093,935	81,117,901
	Vanguard S&P 500 ETF	27,253	6,454,056
			322,927,611
	Domestic Fixed Income 51.4%
[a]	Franklin Liberty Investment Grade Corporate ETF	2,227,175	53,617,456
[a]	Franklin Liberty U.S. Core Bond ETF	11,349,425	288,729,372
[a]	Franklin Low Duration Total Return Fund, Class R6	12,950,759	116,556,828
	iShares Core U.S. Aggregate Bond ETF	139,442	16,087,424
	Vanguard Intermediate-Term Corporate Bond ETF	297,234	25,886,109
	Vanguard Total International Bond ETF	854,044	48,048,515
			548,925,704
	Foreign Equity 10.8%
[a]	Franklin Emerging Market Core Equity (IU) Fund	2,453,554	21,198,702
[a]	Franklin FTSE Europe ETF	593,218	11,318,599
[a]	Franklin FTSE Japan ETF	252,058	5,479,741
[a]	Franklin International Core Equity (IU) Fund	4,019,944	35,857,904
[a]	Franklin International Growth Fund, Class R6	845,045	11,230,654
[a]	Templeton Developing Markets Trust, Class R6	832,855	13,683,803
[a]	Templeton Foreign Fund, Class R6	3,105,206	16,053,915
			114,823,318
	Foreign Fixed Income 6.5%
[a]	Franklin Liberty High Yield Corporate ETF	675,064	15,202,374
[a]	Franklin Liberty Systematic Style Premia ETF	241,375	5,611,848
[a]	Templeton Global Total Return Fund, Class R6	4,734,511	48,576,089
			69,390,311
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,048,549,288)		1,056,066,944
	Short Term Investments 0.8%
	Money Market Funds (Cost $8,114,330) 0.8%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	8,114,330	8,114,330
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Conservative Allocation Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $545,096) 0.0%†
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $545,096) BNP Paribas Securities Corp. (Maturity Value $426,865 ) Deutsche Bank Securities Inc. (Maturity Value $89,772) HSBC Securities (USA) Inc. (Maturity Value $28,459) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $557,295)	$545,096	$545,096
	Total Investments (Cost $1,057,208,714) 99.7%		1,064,726,370
	Other Assets, less Liabilities 0.3%		3,073,299
	Net Assets 100.0%		$1,067,799,669

See Abbreviations on page 36.
†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  2

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin Corefolio Allocation Fund
		Shares	Value
	Investments in Underlying Funds 99.9%
	Domestic Equity 74.9%
[a]	Franklin Growth Fund, Class R6	1,844,605	$173,835,518
[a,b]	Franklin Growth Opportunities Fund, Class R6	4,606,256	174,024,345
[a]	Franklin Mutual Shares Fund, Class R6	7,888,602	154,301,059
			502,160,922
	Foreign Equity 25.0%
[a]	Templeton Growth Fund Inc., Class R6	9,504,940	167,286,942
	Total Investments in Underlying Funds before Short Term Investments (Cost $583,317,166)		669,447,864
	Short Term Investments (Cost $207,879) 0.0%†
	Money Market Funds 0.0%†
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	207,879	207,879
	Total Investments in Underlying Funds (Cost $583,525,045) 99.9%		669,655,743
	Other Assets, less Liabilities 0.1%		414,760
	Net Assets 100.0%		$670,070,503

†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  3

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin Founding Funds Allocation Fund
		Shares	Value
	Investments in Underlying Funds 99.9%
	Domestic Equity 31.4%
[a]	Franklin Mutual Shares Fund, Class R6	46,107,924	$901,870,995
	Domestic Hybrid 34.3%
[a]	Franklin Income Fund, Class R6	511,068,589	986,362,376
	Foreign Equity 34.2%
[a]	Templeton Growth Fund Inc., Class R6	55,894,431	983,741,987
	Total Investments in Underlying Funds before Short Term Investments (Cost $3,732,142,400)		2,871,975,358
	Short Term Investments (Cost $5) 0.0%†
	Money Market Funds 0.0%†
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	5	5
	Total Investments in Underlying Funds (Cost $3,732,142,405) 99.9%		2,871,975,363
	Other Assets, less Liabilities 0.1%		1,877,924
	Net Assets 100.0%		$2,873,853,287

†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin Growth Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.2%
	Domestic Equity 57.9%
[a]	Franklin Growth Fund, Class R6	1,933,332	$182,197,174
[a]	Franklin LibertyQ U.S. Equity ETF	6,170,889	170,378,246
[a]	Franklin Rising Dividends Fund, Class R6	1,611,692	89,271,611
[a]	Franklin U.S. Core Equity (IU) Fund	17,085,439	152,402,120
	Vanguard S&P 500 ETF	51,560	12,210,439
			606,459,590
	Domestic Fixed Income 16.0%
[a]	Franklin Liberty U.S. Core Bond ETF	3,693,100	93,952,464
[a]	Franklin Low Duration Total Return Fund, Class R6	3,132,810	28,195,293
	iShares Core U.S. Aggregate Bond ETF	188,869	21,789,817
	Vanguard Intermediate-Term Corporate Bond ETF	85,512	7,447,240
	Vanguard Total International Bond ETF	280,802	15,797,920
			167,182,734
	Foreign Equity 22.8%
[a]	Franklin Emerging Market Core Equity (IU) Fund	5,044,212	43,581,994
[a]	Franklin FTSE Europe ETF	1,240,487	23,668,492
[a]	Franklin FTSE Japan ETF	527,082	11,458,763
[a]	Franklin International Core Equity (IU) Fund	8,403,671	74,960,744
[a]	Franklin International Growth Fund, Class R6	1,766,884	23,481,887
[a]	Templeton Developing Markets Trust, Class R6	1,712,150	28,130,620
[a]	Templeton Foreign Fund, Class R6	6,492,716	33,567,344
			238,849,844
	Foreign Fixed Income 2.5%
[a]	Franklin Liberty High Yield Corporate ETF	194,210	4,373,590
[a]	Franklin Liberty Systematic Style Premia ETF	255,675	5,944,316
[a]	Templeton Global Total Return Fund, Class R6	1,556,943	15,974,232
			26,292,138
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $985,995,944)		1,038,784,306
	Short Term Investments 0.8%
	Money Market Funds (Cost $8,427,681) 0.8%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	8,427,681	8,427,681
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Growth Allocation Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $371,785) 0.0%†
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $371,785) BNP Paribas Securities Corp. (Maturity Value $291,145) Deutsche Bank Securities Inc. (Maturity Value $61,229) HSBC Securities (USA) Inc. (Maturity Value $19,411) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $380,106)	$371,785	$371,785
	Total Investments (Cost $994,795,410) 100.0%		1,047,583,772
	Other Assets, less Liabilities (0.0)%†		(346,758)
	Net Assets 100.0%		$1,047,237,014

See Abbreviations on page 36.
†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  6

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ Retirement Income Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 89.4%
	Domestic Equity 10.8%
[a]	Franklin LibertyQ U.S. Equity ETF	184,367	$5,090,373
	Domestic Fixed Income 55.1%
[a]	Franklin Liberty U.S. Core Bond ETF	369,511	9,400,360
[a]	Franklin U.S. Government Securities Fund, Class R6	1,521,577	9,403,346
	iShares Core U.S. Aggregate Bond ETF	40,742	4,700,404
	Vanguard Intermediate-Term Corporate Bond ETF	27,353	2,382,173
			25,886,283
	Domestic Hybrid 20.0%
[a]	Franklin Income Fund, Class R6	4,859,495	9,378,826
	Foreign Fixed Income 3.5%
[a]	Templeton Global Total Return Fund, Class R6	161,581	1,657,819
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $43,028,668)		42,013,301
		Units
	Index-Linked Notes 8.6%
[b]	Credit Suisse AG, senior note, 8.962%, 2/08/21	800	1,926,176
[b,c]	UBS AG London Branch, senior note, 144A, 17.40%, 5/07/21	2,500	2,099,875
	Total Index-Linked Notes (Cost $4,911,640)		4,026,051
	Total Investments before Short Term Investments (Cost $47,940,308)		46,039,352
		Shares
	Short Term Investments (Cost $755,868) 1.6%
	Money Market Funds 1.6%
[a,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	755,868	755,868
	Total Investments (Cost $48,696,176) 99.6%		46,795,220
	Other Assets, less Liabilities 0.4%		201,028
	Net Assets 100.0%		$46,996,248

See Abbreviations on page 36.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $2,099,875, representing 4.5% of net assets.
[d]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.7%
	Domestic Equity 32.9%
[a]	Franklin Growth Fund, Class R6	37,005	$3,487,363
[a]	Franklin LibertyQ U.S. Equity ETF	117,437	3,242,436
[a]	Franklin Rising Dividends Fund, Class R6	31,510	1,745,310
[a]	Franklin U.S. Core Equity (IU) Fund	324,374	2,893,420
	Vanguard S&P 500 ETF	981	232,320
			11,600,849
	Domestic Fixed Income 42.9%
[a]	Franklin Liberty U.S. Core Bond ETF	278,095	7,074,737
[a]	Franklin Low Duration Total Return Fund, Class R6	320,548	2,884,936
	iShares Core U.S. Aggregate Bond ETF	26,983	3,113,029
	Vanguard Intermediate-Term Corporate Bond ETF	8,180	712,396
	Vanguard Total International Bond ETF	23,505	1,322,391
			15,107,489
	Foreign Equity 17.4%
[a]	Franklin Emerging Market Core Equity (IU) Fund	135,085	1,167,133
[a]	Franklin FTSE Europe ETF	31,347	598,101
[a]	Franklin FTSE Japan ETF	13,319	289,555
[a]	Franklin International Core Equity (IU) Fund	212,321	1,893,905
[a]	Franklin International Growth Fund, Class R6	44,648	593,369
[a]	Templeton Developing Markets Trust, Class R6	45,689	750,675
[a]	Templeton Foreign Fund, Class R6	164,048	848,127
			6,140,865
	Foreign Fixed Income 5.5%
[a]	Franklin Liberty High Yield Corporate ETF	18,579	418,397
[a]	Franklin Liberty Systematic Style Premia ETF	8,100	188,321
[a]	Templeton Global Total Return Fund, Class R6	130,302	1,336,900
			1,943,618
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $35,652,479)		34,792,821
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
		Shares	Value
	Short Term Investments (Cost $393,918) 1.1%
	Money Market Funds 1.1%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	393,918	$393,918
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $36,046,397) 99.8%		35,186,739
	Other Assets, less Liabilities 0.2%		68,182
	Net Assets 100.0%		$35,254,921

See Abbreviations on page 36.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
  |  9

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.7%
	Domestic Equity 39.9%
[a]	Franklin Growth Fund, Class R6	143,164	$13,491,763
[a]	Franklin LibertyQ U.S. Equity ETF	454,496	12,548,635
[a]	Franklin Rising Dividends Fund, Class R6	121,891	6,751,557
[a]	Franklin U.S. Core Equity (IU) Fund	1,254,715	11,192,059
	Vanguard S&P 500 ETF	3,797	899,206
			44,883,220
	Domestic Fixed Income 33.9%
[a]	Franklin Liberty U.S. Core Bond ETF	700,151	17,811,841
[a]	Franklin Low Duration Total Return Fund, Class R6	806,747	7,260,727
	iShares Core U.S. Aggregate Bond ETF	67,935	7,837,661
	Vanguard Intermediate-Term Corporate Bond ETF	20,596	1,793,706
	Vanguard Total International Bond ETF	60,117	3,382,182
			38,086,117
	Foreign Equity 20.4%
[a]	Franklin Emerging Market Core Equity (IU) Fund	508,851	4,396,472
[a]	Franklin FTSE Europe ETF	116,921	2,230,853
[a]	Franklin FTSE Japan ETF	49,680	1,080,043
[a]	Franklin International Core Equity (IU) Fund	792,185	7,066,293
[a]	Franklin International Growth Fund, Class R6	166,545	2,213,386
[a]	Templeton Developing Markets Trust, Class R6	171,307	2,814,564
[a]	Templeton Foreign Fund, Class R6	611,994	3,164,007
			22,965,618
	Foreign Fixed Income 4.5%
[a]	Franklin Liberty High Yield Corporate ETF	46,776	1,053,391
[a]	Franklin Liberty Systematic Style Premia ETF	26,250	610,299
[a]	Templeton Global Total Return Fund, Class R6	333,178	3,418,403
			5,082,093
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $110,562,726)		111,017,048
	Short Term Investments 0.9%
	Money Market Funds (Cost $616,855) 0.6%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	616,855	616,855
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $377,221) 0.3%
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $377,221) BNP Paribas Securities Corp. (Maturity Value $295,402) Deutsche Bank Securities Inc. (Maturity Value $62,124) HSBC Securities (USA) Inc. (Maturity Value $19,695) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $ 385,663)	$377,221	$377,221
	Total Investments (Cost $111,556,802) 99.6%		112,011,124
	Other Assets, less Liabilities 0.4%		485,911
	Net Assets 100.0%		$112,497,035

See Abbreviations on page 36.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  11

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.6%
	Domestic Equity 47.6%
[a]	Franklin Growth Fund, Class R6	78,693	$7,416,025
[a]	Franklin LibertyQ U.S. Equity ETF	249,937	6,900,761
[a]	Franklin Rising Dividends Fund, Class R6	67,026	3,712,546
[a]	Franklin U.S. Core Equity (IU) Fund	690,152	6,156,156
	Vanguard S&P 500 ETF	2,088	494,480
			24,679,968
	Domestic Fixed Income 24.0%
[a]	Franklin Liberty U.S. Core Bond ETF	228,053	5,801,668
[a]	Franklin Low Duration Total Return Fund, Class R6	262,804	2,365,233
	iShares Core U.S. Aggregate Bond ETF	22,127	2,552,792
	Vanguard Intermediate-Term Corporate Bond ETF	6,708	584,200
	Vanguard Total International Bond ETF	19,636	1,104,722
			12,408,615
	Foreign Equity 23.6%
[a]	Franklin Emerging Market Core Equity (IU) Fund	269,606	2,329,392
[a]	Franklin FTSE Europe ETF	62,581	1,194,046
[a]	Franklin FTSE Japan ETF	26,590	578,067
[a]	Franklin International Core Equity (IU) Fund	423,792	3,780,223
[a]	Franklin International Growth Fund, Class R6	89,142	1,184,696
[a]	Templeton Developing Markets Trust, Class R6	90,716	1,490,471
[a]	Templeton Foreign Fund, Class R6	327,482	1,693,082
			12,249,977
	Foreign Fixed Income 3.4%
[a]	Franklin Liberty High Yield Corporate ETF	15,236	343,113
[a]	Franklin Liberty Systematic Style Premia ETF	12,275	285,388
[a]	Templeton Global Total Return Fund, Class R6	108,827	1,116,567
			1,745,068
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $53,197,489)		51,083,628
	Short Term Investments 0.8%
	Money Market Funds (Cost $316,745) 0.6%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	316,745	316,745
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  12

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $116,767) 0.2%
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $116,767) BNP Paribas Securities Corp. (Maturity Value $91,440) Deutsche Bank Securities Inc. (Maturity Value $19,230) HSBC Securities (USA) Inc. (Maturity Value $6,097) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $119,381)	$116,767	$116,767
	Total Investments (Cost $53,631,001) 99.4%		51,517,140
	Other Assets, less Liabilities 0.6%		303,289
	Net Assets 100.0%		$51,820,429

See Abbreviations on page 36.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  13

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.6%
	Domestic Equity 53.4%
[a]	Franklin Growth Fund, Class R6	185,660	$17,496,604
[a]	Franklin LibertyQ U.S. Equity ETF	589,401	16,273,361
[a]	Franklin Rising Dividends Fund, Class R6	158,046	8,754,178
[a]	Franklin U.S. Core Equity (IU) Fund	1,627,165	14,514,308
	Vanguard S&P 500 ETF	4,924	1,166,102
			58,204,553
	Domestic Fixed Income 16.7%
[a]	Franklin Liberty U.S. Core Bond ETF	334,565	8,511,333
[a]	Franklin Low Duration Total Return Fund, Class R6	385,931	3,473,382
	iShares Core U.S. Aggregate Bond ETF	32,462	3,745,141
	Vanguard Intermediate-Term Corporate Bond ETF	9,841	857,053
	Vanguard Total International Bond ETF	29,190	1,642,229
			18,229,138
	Foreign Equity 25.9%
[a]	Franklin Emerging Market Core Equity (IU) Fund	625,167	5,401,438
[a]	Franklin FTSE Europe ETF	143,957	2,746,700
[a]	Franklin FTSE Japan ETF	61,167	1,329,771
[a]	Franklin International Core Equity (IU) Fund	974,997	8,696,970
[a]	Franklin International Growth Fund, Class R6	205,051	2,725,126
[a]	Templeton Developing Markets Trust, Class R6	210,779	3,463,104
[a]	Templeton Foreign Fund, Class R6	753,491	3,895,550
			28,258,659
	Foreign Fixed Income 2.6%
[a]	Franklin Liberty High Yield Corporate ETF	22,352	503,365
[a]	Franklin Liberty Systematic Style Premia ETF	26,050	605,649
[a]	Templeton Global Total Return Fund, Class R6	161,845	1,660,529
			2,769,543
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $108,318,764)		107,461,893
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  14

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
		Shares	Value
	Short Term Investments (Cost $912,985) 0.8%
	Money Market Funds 0.8%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	912,985	$912,985
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $109,231,749) 99.4%		108,374,878
	Other Assets, less Liabilities 0.6%		617,582
	Net Assets 100.0%		$108,992,460

See Abbreviations on page 36.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
  |  15

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.6%
	Domestic Equity 59.9%
[a]	Franklin Growth Fund, Class R6	77,195	$7,274,824
[a]	Franklin LibertyQ U.S. Equity ETF	245,023	6,765,085
[a]	Franklin Rising Dividends Fund, Class R6	65,694	3,638,826
[a]	Franklin U.S. Core Equity (IU) Fund	676,596	6,035,236
	Vanguard S&P 500 ETF	2,047	484,771
			24,198,742
	Domestic Fixed Income 9.3%
[a]	Franklin Liberty U.S. Core Bond ETF	76,048	1,934,661
[a]	Franklin Low Duration Total Return Fund, Class R6	87,684	789,160
	iShares Core U.S. Aggregate Bond ETF	7,378	851,200
	Vanguard Intermediate-Term Corporate Bond ETF	2,237	194,820
			3,769,841
	Foreign Equity 28.5%
[a]	Franklin Emerging Market Core Equity (IU) Fund	255,742	2,209,606
[a]	Franklin FTSE Europe ETF	58,652	1,119,080
[a]	Franklin FTSE Japan ETF	24,921	541,782
[a]	Franklin International Core Equity (IU) Fund	397,371	3,544,545
[a]	Franklin International Growth Fund, Class R6	83,528	1,110,091
[a]	Templeton Developing Markets Trust, Class R6	85,033	1,397,100
[a]	Templeton Foreign Fund, Class R6	306,925	1,586,803
			11,509,007
	Foreign Fixed Income 0.9%
[a]	Franklin Liberty High Yield Corporate ETF	5,080	114,401
[a]	Franklin Liberty Systematic Style Premia ETF	9,950	231,333
			345,734
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $42,156,201)		39,823,324
	Short Term Investments 1.7%
	Money Market Funds (Cost $530,729) 1.3%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	530,729	530,729
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  16

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $163,216) 0.4%
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $163,216) BNP Paribas Securities Corp. (Maturity Value $127,814) Deutsche Bank Securities Inc. (Maturity Value $26,880) HSBC Securities (USA) Inc. (Maturity Value $8,522) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $166,869)	$163,216	$163,216
	Total Investments (Cost $42,850,146) 100.3%		40,517,269
	Other Assets, less Liabilities (0.3)%		(119,939)
	Net Assets 100.0%		$40,397,330

See Abbreviations on page 36.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  17

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.7%
	Domestic Equity 64.2%
[a]	Franklin Growth Fund, Class R6	147,822	$13,930,703
[a]	Franklin LibertyQ U.S. Equity ETF	469,242	12,955,772
[a]	Franklin Rising Dividends Fund, Class R6	125,748	6,965,179
[a]	Franklin U.S. Core Equity (IU) Fund	1,295,555	11,556,355
	Vanguard S&P 500 ETF	3,920	928,335
			46,336,344
	Domestic Fixed Income 3.5%
[a]	Franklin Liberty U.S. Core Bond ETF	50,121	1,275,078
	iShares Core U.S. Aggregate Bond ETF	11,052	1,275,069
			2,550,147
	Foreign Equity 30.4%
[a]	Franklin Emerging Market Core Equity (IU) Fund	497,915	4,301,983
[a]	Franklin FTSE Europe ETF	110,304	2,104,601
[a]	Franklin FTSE Japan ETF	46,868	1,018,910
[a]	Franklin International Core Equity (IU) Fund	747,139	6,664,485
[a]	Franklin International Growth Fund, Class R6	157,103	2,087,897
[a]	Templeton Developing Markets Trust, Class R6	168,056	2,761,164
[a]	Templeton Foreign Fund, Class R6	577,306	2,984,671
			21,923,711
	Foreign Fixed Income 0.6%
[a]	Franklin Liberty Systematic Style Premia ETF	18,150	421,978
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $72,524,052)		71,232,180
	Short Term Investments 1.0%
	Money Market Funds (Cost $701,491) 1.0%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	701,491	701,491
		Principal Amount

	Repurchase Agreements (Cost $44,920) 0.0%†
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $44,920) BNP Paribas Securities Corp. (Maturity Value $35,177) Deutsche Bank Securities Inc. (Maturity Value $7,398) HSBC Securities (USA) Inc. (Maturity Value $2,345) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $45,926)	$44,920	44,920
	Total Investments (Cost $73,270,463) 99.7%		71,978,591
	Other Assets, less Liabilities 0.3%		191,908
	Net Assets 100.0%		$72,170,499
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  18

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
See Abbreviations on page 36.
†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  19

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.6%
	Domestic Equity 64.9%
[a]	Franklin Growth Fund, Class R6	72,851	$6,865,540
[a]	Franklin LibertyQ U.S. Equity ETF	231,292	6,385,972
[a]	Franklin Rising Dividends Fund, Class R6	62,002	3,434,291
[a]	Franklin U.S. Core Equity (IU) Fund	638,484	5,695,276
	Vanguard S&P 500 ETF	1,932	457,536
			22,838,615
	Domestic Fixed Income 2.5%
[a]	Franklin Liberty U.S. Core Bond ETF	17,443	443,750
	iShares Core U.S. Aggregate Bond ETF	3,846	443,713
			887,463
	Foreign Equity 30.6%
[a]	Franklin Emerging Market Core Equity (IU) Fund	241,737	2,088,605
[a]	Franklin FTSE Europe ETF	54,400	1,037,952
[a]	Franklin FTSE Japan ETF	23,114	502,499
[a]	Franklin International Core Equity (IU) Fund	368,353	3,285,712
[a]	Franklin International Growth Fund, Class R6	77,481	1,029,728
[a]	Templeton Developing Markets Trust, Class R6	81,539	1,339,678
[a]	Templeton Foreign Fund, Class R6	284,721	1,472,006
			10,756,180
	Foreign Fixed Income 0.6%
[a]	Franklin Liberty Systematic Style Premia ETF	8,625	200,527
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $36,858,214)		34,682,785
	Short Term Investments (Cost $200) 0.0%†
	Money Market Funds 0.0%†
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	200	200
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $36,858,414) 98.6%		34,682,985
	Other Assets, less Liabilities 1.4%		493,050
	Net Assets 100.0%		$35,176,035

See Abbreviations on page 36.
†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  20

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin LifeSmart™ 2055 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.2%
	Domestic Equity 64.7%
[a]	Franklin Growth Fund, Class R6	36,410	$3,431,323
[a]	Franklin LibertyQ U.S. Equity ETF	115,575	3,191,026
[a]	Franklin Rising Dividends Fund, Class R6	30,988	1,716,402
[a]	Franklin U.S. Core Equity (IU) Fund	319,126	2,846,603
	Vanguard S&P 500 ETF	965	228,531
			11,413,885
	Domestic Fixed Income 2.5%
[a]	Franklin Liberty U.S. Core Bond ETF	8,716	221,735
	iShares Core U.S. Aggregate Bond ETF	1,922	221,741
			443,476
	Foreign Equity 30.5%
[a]	Franklin Emerging Market Core Equity (IU) Fund	120,089	1,037,566
[a]	Franklin FTSE Europe ETF	27,183	518,652
[a]	Franklin FTSE Japan ETF	11,550	251,097
[a]	Franklin International Core Equity (IU) Fund	184,117	1,642,326
[a]	Franklin International Growth Fund, Class R6	38,716	514,534
[a]	Templeton Developing Markets Trust, Class R6	40,808	670,474
[a]	Templeton Foreign Fund, Class R6	142,272	735,546
			5,370,195
	Foreign Fixed Income 0.5%
[a]	Franklin Liberty Systematic Style Premia ETF	4,100	95,323
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $19,081,258)		17,322,879
	Short Term Investments (Cost $170,432) 1.0%
	Money Market Funds 1.0%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	170,432	170,432
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $19,251,690) 99.2%		17,493,311
	Other Assets, less Liabilities 0.8%		144,759
	Net Assets 100.0%		$17,638,070

See Abbreviations on page 36.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  21

Franklin Fund Allocator Series
Statement of Investments, March 31, 2020 (unaudited)
Franklin Moderate Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.2%
	Domestic Equity 43.7%
[a]	Franklin Growth Fund, Class R6	2,267,130	$213,654,338
[a]	Franklin LibertyQ U.S. Equity ETF	7,305,230	201,697,401
[a]	Franklin Rising Dividends Fund, Class R6	1,892,465	104,823,642
[a]	Franklin U.S. Core Equity (IU) Fund	20,180,604	180,010,987
	Vanguard S&P 500 ETF	61,038	14,455,019
			714,641,387
	Domestic Fixed Income 34.2%
[a]	Franklin Liberty U.S. Core Bond ETF	12,685,848	322,727,973
[a]	Franklin Low Duration Total Return Fund, Class R6	10,910,471	98,194,238
	iShares Core U.S. Aggregate Bond ETF	543,718	62,728,745
	Vanguard Intermediate-Term Corporate Bond ETF	294,675	25,663,246
	Vanguard Total International Bond ETF	874,002	49,171,352
			558,485,554
	Foreign Equity 16.8%
[a]	Franklin Emerging Market Core Equity (IU) Fund	5,794,948	50,068,348
[a]	Franklin FTSE Europe ETF	1,420,571	27,104,495
[a]	Franklin FTSE Japan ETF	603,599	13,122,242
[a]	Franklin International Core Equity (IU) Fund	9,624,828	85,853,462
[a]	Franklin International Growth Fund, Class R6	2,023,480	26,892,052
[a]	Templeton Developing Markets Trust, Class R6	1,967,238	32,321,730
[a]	Templeton Foreign Fund, Class R6	7,435,568	38,441,888
			273,804,217
	Foreign Fixed Income 4.5%
[a]	Franklin Liberty High Yield Corporate ETF	669,251	15,071,466
[a]	Franklin Liberty Systematic Style Premia ETF	385,025	8,951,639
[a]	Templeton Global Total Return Fund, Class R6	4,845,474	49,714,559
			73,737,664
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,564,231,472)		1,620,668,822
	Short Term Investments 0.8%
	Money Market Funds (Cost $12,547,307) 0.8%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%	12,547,307	12,547,307
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  22

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Moderate Allocation Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $791,624) 0.0%†
[c]	Joint Repurchase Agreement, 0.009%, 4/01/20 (Maturity Value $791,624) BNP Paribas Securities Corp. (Maturity Value $619,921) Deutsche Bank Securities Inc. (Maturity Value $130,372) HSBC Securities (USA) Inc. (Maturity Value $41,331) Collateralized by U.S. Government Agency Securities, 3.50% - 4.672%, 8/20/46 - 10/20/66; [d]U.S. Treasury Bills, 5/05/20; and U.S. Treasury Notes, 1.50% - 2.625%, 8/31/21 - 12/31/23 (valued at $809,340)	$791,624	$791,624
	Total Investments (Cost $1,577,570,403) 100.0%		1,634,007,753
	Other Assets, less Liabilities 0.0%†		194,702
	Net Assets 100.0%		$1,634,202,455

See Abbreviations on page 36.
†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2020, all repurchase agreements had been entered into on that date.
[d]The security was issued on a discount basis with no stated coupon rate.
  |  23

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  24

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4.  INVESTMENTS IN FT UNDERLYING FUNDS
The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the three months ended March 31, 2020, were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Liberty U.S. Core Bond ETF	$297,650,265	$3,063,223	$(16,201,480)	$142,378	$4,074,986	$288,729,372	11,349,425	$1,816,420
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	26,164,081	595,285	—	—	(5,560,664)	21,198,702	2,453,554	—
Franklin FTSE Europe ETF	9,768,089	4,767,591	—	—	(3,217,081)	11,318,599	593,218	—
Franklin FTSE Japan ETF	4,888,926	1,981,815	(297,839)	(92,300)	(1,000,861)	5,479,741	252,058	—
Franklin Growth Fund, Class R6	100,953,428	16,920,306	(3,846,987)	(373,677)	(16,835,080)	96,817,990	1,027,356	—
Franklin International Core Equity (IU) Fund	44,157,780	3,067,636	(3,059,845)	192,207	(8,499,874)	35,857,904	4,019,944	—
Franklin International Growth Fund, Class R6	18,620,806	1,243,384	(6,092,006)	746,650	(3,288,180)	11,230,654	845,045	—
Franklin Liberty High Yield Corporate ETF	18,669,307	—	(925,726)	(59,331)	(2,481,876)	15,202,374	675,064	260,435
Franklin Liberty Investment Grade Corporate ETF	60,127,611	—	(3,028,997)	14,883	(3,496,041)	53,617,456	2,227,175	489,990
Franklin Liberty Systematic Style Premia ETF	—	6,150,951	—	—	(539,103)	5,611,848	241,375	—
Franklin LibertyQ Emerging Markets ETF	16,448,929	—	(14,343,619)	(567,801)	(1,537,509)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	95,440,054	19,920,548	(3,060,646)	(564,543)	(21,678,634)	90,056,779	3,261,745	339,131
Franklin Low Duration Total Return Fund, Class R6	175,003,128	1,344,341	(48,104,369)	(3,018,942)	(8,667,330)	116,556,828	12,950,759	1,330,896
Franklin Rising Dividends Fund, Class R6	50,520,703	9,037,757	—	—	(11,077,575)	48,480,885	875,264	—
Franklin U.S. Core Equity (IU) Fund	85,739,586	12,742,983	(1,823,475)	(322,608)	(15,218,585)	81,117,901	9,093,935	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	16,214	43,872,319	(35,774,203)	—	—	8,114,330	8,114,330	27,581
Templeton Developing Markets Trust, Class R6	—	16,561,939	—	—	(2,878,136)	13,683,803	832,855	—
Templeton Foreign Fund, Class R6	18,827,976	3,254,324	(701,820)	5,185	(5,331,750)	16,053,915	3,105,206	—
  |  25

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$55,538,436	$768,581	$(3,617,950)	$(435,091)	$(3,677,887)	$48,576,089	4,734,511	$768,581
Total Non-Controlled Affiliates	$780,885,054	$142,229,760	$(124,677,482)	$(4,475,368)	$(114,986,166)	$678,975,798		$3,216,614
Total Affiliated Securities	$1,078,535,319	$145,292,983	$(140,878,962)	$(4,332,990)	$(110,911,180)	$967,705,170		$5,033,034
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$214,690,054	$ —	$(6,839,162)	$(431,875)	$(33,583,499)	$173,835,518	1,844,605	$ —
Franklin Growth Opportunities Fund, Class R6	207,896,880	—	(7,612,551)	(616,652)	(25,643,332)	174,024,345	4,606,256	—
Franklin Mutual Shares Fund, Class R6	214,131,158	2,594,064	(297,216)	(174,943)	(61,952,004)	154,301,059	7,888,602	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	184	6,414,194	(6,206,499)	—	—	207,879	207,879	942
Templeton Growth Fund Inc., Class R6	213,524,625	1,248,773	(327,118)	(199,425)	(46,959,913)	167,286,942	9,504,940	—
Total Affiliated Securities	$850,242,901	$10,257,031	$(21,282,546)	$(1,422,895)	$(168,138,748)	$669,655,743		$942
Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	$1,280,803,963	$16,821,362	$(96,006,905)	$(12,213,393)	$(203,042,651)	$986,362,376	511,068,589	$16,821,362
Franklin Mutual Shares Fund, Class R6	1,292,229,850	11,386,296	(35,010,834)	3,567,035	(370,301,352)	901,870,995	46,107,924	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	152	6,443,617	(6,443,764)	—	—	5	5	612
Templeton Growth Fund Inc., Class R6	1,288,961,776	—	(25,567,330)	(2,157,889)	(277,494,570)	983,741,987	55,894,431	—
Total Affiliated Securities	$3,861,995,741	$34,651,275	$(163,028,833)	$(10,804,247)	$(850,838,573)	$2,871,975,363		$16,821,974
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$55,698,377	$ —	$(514,983)	$(34,125)	$(11,567,275)	$43,581,994	5,044,212	$ —
Franklin FTSE Europe ETF	21,501,637	9,215,558	—	—	(7,048,703)	23,668,492	1,240,487	—
Franklin International Core Equity (IU) Fund	96,752,117	651,942	(4,208,402)	251,733	(18,486,646)	74,960,744	8,403,671	—
Franklin U.S. Core Equity (IU) Fund	182,117,237	4,438,438	(2,869,353)	175,526	(31,459,728)	152,402,120	17,085,439	—
Total Controlled Affiliates	$356,069,368	$14,305,938	$(7,592,738)	$393,134	$(68,562,352)	$294,613,350		$ —
Non-Controlled Affiliates
Franklin FTSE Japan ETF	10,760,725	4,083,232	(960,705)	(297,724)	(2,126,765)	11,458,763	527,082	—
Franklin Growth Fund, Class R6	217,731,867	10,878,375	(12,424,270)	524,044	(34,512,842)	182,197,174	1,933,332	—
Franklin International Growth Fund, Class R6	41,904,280	1,683,928	(14,653,501)	1,792,114	(7,244,934)	23,481,887	1,766,884	—
Franklin Liberty High Yield Corporate ETF	6,399,714	—	(1,216,950)	(87,389)	(721,785)	4,373,590	194,210	84,197
  |  26

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty Systematic Style Premia ETF	$ —	$6,515,243	$ —	$ —	$(570,927)	$5,944,316	255,675	$ —
Franklin Liberty U.S. Core Bond ETF	113,394,431	—	(21,059,430)	111,622	1,505,841	93,952,464	3,693,100	620,502
Franklin LibertyQ Emerging Markets ETF	35,017,198	—	(30,535,323)	(1,230,256)	(3,251,619)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	202,717,399	16,724,037	(4,878,906)	(751,038)	(43,433,246)	170,378,246	6,170,889	657,182
Franklin Low Duration Total Return Fund, Class R6	42,170,338	324,094	(11,514,089)	(685,445)	(2,099,605)	28,195,293	3,132,810	320,842
Franklin Rising Dividends Fund, Class R6	109,395,743	3,778,840	(1,585,125)	43,747	(22,361,594)	89,271,611	1,611,692	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	18,251	41,791,660	(33,382,230)	—	—	8,427,681	8,427,681	24,793
Templeton Developing Markets Trust, Class R6	—	34,118,712	—	—	(5,988,092)	28,130,620	1,712,150	—
Templeton Foreign Fund, Class R6	43,338,229	4,530,832	(2,601,633)	60,435	(11,760,519)	33,567,344	6,492,716	—
Templeton Global Total Return Fund, Class R6	19,141,122	639,996	(2,401,710)	(244,376)	(1,160,800)	15,974,232	1,556,943	265,827
Total Non-Controlled Affiliates	$841,989,297	$125,068,949	$(137,213,872)	$(764,266)	$(133,726,887)	$695,353,221		$1,973,343
Total Affiliated Securities	$1,198,058,665	$139,374,887	$(144,806,610)	$(371,132)	$(202,289,239)	$989,966,571		$1,973,343
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	$10,341,156	$1,037,906	$(204,489)	$10,023	$(1,805,770)	$9,378,826	4,859,495	$136,946
Franklin Liberty U.S. Core Bond ETF	10,153,406	52,356	(943,686)	125	138,159	9,400,360	369,511	60,570
Franklin LibertyQ U.S. Equity ETF	5,190,696	1,200,977	(201,887)	20,547	(1,119,960)	5,090,373	184,367	16,548
Franklin U.S. Government Securities Fund, Class R6	10,217,615	77,232	(1,088,764)	16,194	181,069	9,403,346	1,521,577	77,232
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	870,194	2,020,022	(2,134,348)	—	—	755,868	755,868	1,787
Templeton Global Total Return Fund, Class R6	1,821,838	25,276	(53,036)	(5,583)	(130,676)	1,657,819	161,581	25,276
Total Affiliated Securities	$38,594,905	$4,413,769	$(4,626,210)	$41,306	$(2,737,178)	$35,686,592		$318,359
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$1,235,597	$229,361	$(11,010)	$(2,893)	$(283,922)	$1,167,133	135,085	$ —
Franklin FTSE Europe ETF	481,694	289,571	(5,678)	(2,397)	(165,089)	598,101	31,347	—
Franklin FTSE Japan ETF	233,206	129,288	(14,889)	(3,457)	(54,593)	289,555	13,319	—
Franklin Growth Fund, Class R6	4,136,520	311,015	(338,338)	20,430	(642,264)	3,487,363	37,005	—
Franklin International Core Equity (IU) Fund	2,199,303	182,883	(43,467)	(11,207)	(433,607)	1,893,905	212,321	—
Franklin International Growth Fund, Class R6	948,429	60,413	(279,589)	23,878	(159,762)	593,369	44,648	—
Franklin Liberty High Yield Corporate ETF	555,914	3,294	(72,236)	(538)	(68,037)	418,397	18,579	7,040
Franklin Liberty Systematic Style Premia ETF	—	206,411	—	—	(18,090)	188,321	8,100	—
  |  27

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty U.S. Core Bond ETF	$9,127,756	$66,362	$(2,239,013)	$(596)	$120,228	$7,074,737	278,095	$48,594
Franklin LibertyQ Emerging Markets ETF	814,265	—	(710,047)	(31,745)	(72,473)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	3,843,792	483,932	(267,062)	(6,408)	(811,818)	3,242,436	117,437	12,318
Franklin Low Duration Total Return Fund, Class R6	3,679,911	76,925	(650,202)	(5,837)	(215,861)	2,884,936	320,548	27,845
Franklin Rising Dividends Fund, Class R6	2,066,897	201,482	(117,147)	5,220	(411,142)	1,745,310	31,510	—
Franklin U.S. Core Equity (IU) Fund	3,553,150	273,395	(372,973)	22,680	(582,832)	2,893,420	324,374	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	272,558	2,643,504	(2,522,144)	—	—	393,918	393,918	1,000
Templeton Developing Markets Trust, Class R6	—	931,662	(7,175)	(2,066)	(171,746)	750,675	45,689	—
Templeton Foreign Fund, Class R6	944,789	197,418	(7,533)	(3,398)	(283,149)	848,127	164,048	—
Templeton Global Total Return Fund, Class R6	1,624,246	34,876	(208,361)	(3,384)	(110,477)	1,336,900	130,302	21,720
Total Affiliated Securities	$35,718,027	$6,321,792	$(7,866,864)	$(1,718)	$(4,364,634)	$29,806,603		$118,517
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$4,520,225	$949,084	$ —	$ —	$(1,072,837)	$4,396,472	508,851	$ —
Franklin FTSE Europe ETF	1,695,209	1,179,157	—	—	(643,513)	2,230,853	116,921	—
Franklin FTSE Japan ETF	820,404	555,120	(76,890)	(15,430)	(203,161)	1,080,043	49,680	—
Franklin Growth Fund, Class R6	15,490,253	1,212,275	(732,420)	4,876	(2,483,221)	13,491,763	143,164	—
Franklin International Core Equity (IU) Fund	7,730,338	1,009,384	—	—	(1,673,429)	7,066,293	792,185	—
Franklin International Growth Fund, Class R6	3,473,014	182,514	(929,547)	89,008	(601,603)	2,213,386	166,545	—
Franklin Liberty High Yield Corporate ETF	1,314,947	61,496	(144,811)	(6,136)	(172,105)	1,053,391	46,776	18,126
Franklin Liberty Systematic Style Premia ETF	—	668,917	—	—	(58,618)	610,299	26,250	—
Franklin Liberty U.S. Core Bond ETF	22,419,105	339,260	(5,233,391)	(8,115)	294,982	17,811,841	700,151	124,485
Franklin LibertyQ Emerging Markets ETF	2,992,786	—	(2,609,737)	(116,691)	(266,358)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	14,316,509	1,899,383	(444,294)	(94,425)	(3,128,538)	12,548,635	454,496	48,503
Franklin Low Duration Total Return Fund, Class R6	8,795,133	338,508	(1,286,149)	(59,583)	(527,182)	7,260,727	806,747	69,599
Franklin Rising Dividends Fund, Class R6	7,727,333	647,281	(10,859)	519	(1,612,717)	6,751,557	121,891	—
Franklin U.S. Core Equity (IU) Fund	12,862,146	1,136,246	(547,226)	(30,094)	(2,229,013)	11,192,059	1,254,715	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	1,981	7,481,195	(6,866,321)	—	—	616,855	616,855	3,504
Templeton Developing Markets Trust, Class R6	—	3,486,434	—	—	(671,870)	2,814,564	171,307	—
Templeton Foreign Fund, Class R6	3,424,502	802,624	—	—	(1,063,119)	3,164,007	611,994	—
  |  28

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$3,958,203	$194,549	$(438,438)	$(20,480)	$(275,431)	$3,418,403	333,178	$55,133
Total Affiliated Securities	$111,542,088	$22,143,427	$(19,320,083)	$(256,551)	$(16,387,733)	$97,721,148		$319,350
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$2,399,088	$540,216	$(30,713)	$(11,125)	$(568,074)	$2,329,392	269,606	$ —
Franklin FTSE Europe ETF	909,126	649,088	(13,892)	(6,965)	(343,311)	1,194,046	62,581	—
Franklin FTSE Japan ETF	459,325	287,708	(49,530)	(11,333)	(108,103)	578,067	26,590	—
Franklin Growth Fund, Class R6	8,511,403	829,958	(530,234)	(63,791)	(1,331,311)	7,416,025	78,693	—
Franklin International Core Equity (IU) Fund	4,146,561	733,031	(169,302)	(48,562)	(881,505)	3,780,223	423,792	—
Franklin International Growth Fund, Class R6	1,862,871	98,923	(497,824)	40,865	(320,139)	1,184,696	89,142	—
Franklin Liberty High Yield Corporate ETF	454,394	1,057	(53,065)	(3,604)	(55,669)	343,113	15,236	6,022
Franklin Liberty Systematic Style Premia ETF	—	312,798	—	—	(27,410)	285,388	12,275	—
Franklin Liberty U.S. Core Bond ETF	7,599,279	399,515	(2,284,466)	(11,879)	99,219	5,801,668	228,053	40,622
Franklin LibertyQ Emerging Markets ETF	1,627,606	27,027	(1,442,662)	(70,531)	(141,440)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	7,938,636	1,039,580	(278,741)	(75,065)	(1,723,649)	6,900,761	249,937	26,927
Franklin Low Duration Total Return Fund, Class R6	3,046,531	156,711	(640,553)	(24,874)	(172,582)	2,365,233	262,804	23,546
Franklin Rising Dividends Fund, Class R6	4,255,533	405,737	(45,376)	(14,896)	(888,452)	3,712,546	67,026	—
Franklin U.S. Core Equity (IU) Fund	7,042,457	599,578	(221,613)	(31,068)	(1,233,198)	6,156,156	690,152	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	687,164	3,813,076	(4,183,495)	—	—	316,745	316,745	2,119
Templeton Developing Markets Trust, Class R6	—	1,880,126	(19,998)	(7,939)	(361,718)	1,490,471	90,716	—
Templeton Foreign Fund, Class R6	1,836,950	475,021	(21,295)	(10,707)	(586,887)	1,693,082	327,482	—
Templeton Global Total Return Fund, Class R6	1,279,699	128,762	(194,285)	(9,959)	(87,650)	1,116,567	108,827	18,212
Total Affiliated Securities	$54,056,623	$12,377,912	$(10,677,044)	$(361,433)	$(8,731,879)	$46,664,179		$117,448
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$5,841,353	$903,706	$ —	$ —	$(1,343,621)	$5,401,438	625,167	$ —
Franklin FTSE Europe ETF	2,174,909	1,373,550	—	—	(801,759)	2,746,700	143,957	—
Franklin FTSE Japan ETF	1,052,721	653,072	(102,325)	(21,255)	(252,442)	1,329,771	61,167	—
Franklin Growth Fund, Class R6	20,506,241	1,097,729	(850,161)	5,080	(3,262,285)	17,496,604	185,660	—
Franklin International Core Equity (IU) Fund	9,919,205	1,024,820	(164,999)	(41,435)	(2,040,621)	8,696,970	974,997	—
Franklin International Growth Fund, Class R6	4,457,050	176,431	(1,272,513)	135,328	(771,170)	2,725,126	205,051	—
  |  29

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty High Yield Corporate ETF	$694,303	$ —	$(102,660)	$(5,562)	$(82,716)	$503,365	22,352	$9,068
Franklin Liberty Systematic Style Premia ETF	—	663,814	—	—	(58,165)	605,649	26,050	—
Franklin Liberty U.S. Core Bond ETF	11,589,828	588,428	(3,828,512)	11,229	150,360	8,511,333	334,565	61,209
Franklin LibertyQ Emerging Markets ETF	3,892,441	—	(3,394,245)	(156,530)	(341,666)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	19,129,698	1,774,125	(411,317)	(88,185)	(4,130,960)	16,273,361	589,401	62,965
Franklin Low Duration Total Return Fund, Class R6	4,689,585	146,772	(1,069,632)	(30,194)	(263,149)	3,473,382	385,931	35,977
Franklin Rising Dividends Fund, Class R6	10,199,784	685,073	—	—	(2,130,679)	8,754,178	158,046	—
Franklin U.S. Core Equity (IU) Fund	17,214,672	1,061,461	(794,324)	(26,097)	(2,941,404)	14,514,308	1,627,165	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	1,866	5,799,972	(4,888,853)	—	—	912,985	912,985	3,882
Templeton Developing Markets Trust, Class R6	—	4,276,794	—	—	(813,690)	3,463,104	210,779	—
Templeton Foreign Fund, Class R6	4,394,327	840,868	—	—	(1,339,645)	3,895,550	753,491	—
Templeton Global Total Return Fund, Class R6	1,924,420	79,579	(199,356)	(8,560)	(135,554)	1,660,529	161,845	27,016
Total Affiliated Securities	$117,682,403	$21,146,194	$(17,078,897)	$(226,181)	$(20,559,166)	$100,964,353		$200,117
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$2,391,108	$368,950	$ —	$ —	$(550,452)	$2,209,606	255,742	$ —
Franklin FTSE Europe ETF	893,395	555,660	—	—	(329,975)	1,119,080	58,652	—
Franklin FTSE Japan ETF	431,998	264,949	(41,755)	(8,509)	(104,901)	541,782	24,921	—
Franklin Growth Fund, Class R6	8,663,276	219,380	(231,362)	6,520	(1,382,990)	7,274,824	77,195	—
Franklin International Core Equity (IU) Fund	4,075,168	335,759	(8,787)	(926)	(856,669)	3,544,545	397,371	—
Franklin International Growth Fund, Class R6	1,811,218	71,574	(512,142)	51,457	(312,016)	1,110,091	83,528	—
Franklin Liberty High Yield Corporate ETF	172,928	—	(37,329)	(2,276)	(18,922)	114,401	5,080	2,187
Franklin Liberty Systematic Style Premia ETF	—	253,549	—	—	(22,216)	231,333	9,950	—
Franklin Liberty U.S. Core Bond ETF	3,042,427	86,882	(1,234,865)	2,508	37,709	1,934,661	76,048	14,440
Franklin LibertyQ Emerging Markets ETF	1,596,720	38,288	(1,425,469)	(69,408)	(140,131)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	8,091,613	584,799	(140,121)	(37,997)	(1,733,209)	6,765,085	245,023	26,139
Franklin Low Duration Total Return Fund, Class R6	1,215,264	37,820	(391,596)	(12,892)	(59,436)	789,160	87,684	8,761
Franklin Rising Dividends Fund, Class R6	4,338,643	289,398	(97,766)	(3,696)	(887,753)	3,638,826	65,694	—
Franklin U.S. Core Equity (IU) Fund	7,192,094	295,214	(204,114)	(9,006)	(1,238,952)	6,035,236	676,596	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	800,528	2,269,328	(2,539,127)	—	—	530,729	530,729	1,554
  |  30

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Developing Markets Trust, Class R6	$ —	$1,729,736	$ —	$ —	$(332,636)	$1,397,100	85,033	$ —
Templeton Foreign Fund, Class R6	1,826,881	339,813	(23,879)	(3,400)	(552,612)	1,586,803	306,925	—
Total Affiliated Securities	$46,543,261	$7,741,099	$(6,888,312)	$(87,625)	$(8,485,161)	$38,823,262		$53,081
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$4,842,006	$546,935	$ —	$ —	$(1,086,958)	$4,301,983	497,915	$ —
Franklin FTSE Europe ETF	1,754,471	985,066	—	—	(634,936)	2,104,601	110,304	—
Franklin FTSE Japan ETF	849,169	489,084	(101,023)	(20,179)	(198,141)	1,018,910	46,868	—
Franklin Growth Fund, Class R6	17,291,424	342,806	(1,068,192)	51,211	(2,686,546)	13,930,703	147,822	—
Franklin International Core Equity (IU) Fund	8,000,985	418,713	(106,962)	(20,855)	(1,627,396)	6,664,485	747,139	—
Franklin International Growth Fund, Class R6	3,595,852	94,760	(1,102,301)	115,552	(615,966)	2,087,897	157,103	—
Franklin Liberty Systematic Style Premia ETF	—	462,500	—	—	(40,522)	421,978	18,150	—
Franklin Liberty U.S. Core Bond ETF	2,945,554	—	(1,708,895)	9,693	28,726	1,275,078	50,121	10,970
Franklin LibertyQ Emerging Markets ETF	3,264,356	—	(2,846,549)	(133,903)	(283,904)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	16,145,786	777,917	(453,858)	(148,703)	(3,365,370)	12,955,772	469,242	51,054
Franklin Rising Dividends Fund, Class R6	8,659,213	209,441	(156,847)	(713)	(1,745,915)	6,965,179	125,748	—
Franklin U.S. Core Equity (IU) Fund	14,357,868	312,866	(691,110)	552	(2,423,821)	11,556,355	1,295,555	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	648,227	3,392,115	(3,338,851)	—	—	701,491	701,491	2,263
Templeton Developing Markets Trust, Class R6	—	3,400,648	—	—	(639,484)	2,761,164	168,056	—
Templeton Foreign Fund, Class R6	3,544,825	490,756	—	—	(1,050,910)	2,984,671	577,306	—
Total Affiliated Securities	$85,899,736	$11,923,607	$(11,574,588)	$(147,345)	$(16,371,143)	$69,730,267		$64,287
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$2,269,867	$345,180	$ —	$ —	$(526,442)	$2,088,605	241,737	$ —
Franklin FTSE Europe ETF	839,386	533,587	(35,571)	(11,508)	(287,942)	1,037,952	54,400	—
Franklin FTSE Japan ETF	406,266	250,039	(47,680)	(10,095)	(96,031)	502,499	23,114	—
Franklin Growth Fund, Class R6	8,283,790	283,956	(387,171)	(5,857)	(1,309,178)	6,865,540	72,851	—
Franklin International Core Equity (IU) Fund	3,829,422	485,421	(213,180)	(41,498)	(774,453)	3,285,712	368,353	—
Franklin International Growth Fund, Class R6	1,721,122	52,140	(500,026)	57,004	(300,512)	1,029,728	77,481	—
Franklin Liberty Systematic Style Premia ETF	—	219,785	—	—	(19,258)	200,527	8,625	—
Franklin Liberty U.S. Core Bond ETF	1,143,020	71,324	(786,027)	6,869	8,564	443,750	17,443	4,138
Franklin LibertyQ Emerging Markets ETF	1,544,628	25,526	(1,369,006)	(67,528)	(133,620)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	7,704,693	616,610	(243,331)	(58,647)	(1,633,353)	6,385,972	231,292	25,005
  |  31

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6	$4,143,530	$191,412	$(48,100)	$1,337	$(853,888)	$3,434,291	62,002	$ —
Franklin U.S. Core Equity (IU) Fund	6,865,361	278,742	(257,217)	(20,417)	(1,171,193)	5,695,276	638,484	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	508,225	1,870,518	(2,378,543)	—	—	200	200	1,290
Templeton Developing Markets Trust, Class R6	—	1,657,638	—	—	(317,960)	1,339,678	81,539	—
Templeton Foreign Fund, Class R6	1,696,698	333,639	(39,537)	(5,702)	(513,092)	1,472,006	284,721	—
Total Affiliated Securities	$40,956,008	$7,215,517	$(6,305,389)	$(156,042)	$(7,928,358)	$33,781,736		$30,433
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$1,036,424	$251,696	$ —	$ —	$(250,554)	$1,037,566	120,089	$ —
Franklin FTSE Europe ETF	388,396	280,139	(5,694)	(1,913)	(142,276)	518,652	27,183	—
Franklin FTSE Japan ETF	195,314	123,015	(16,146)	(3,443)	(47,643)	251,097	11,550	—
Franklin Growth Fund, Class R6	3,798,188	340,966	(68,445)	(7,626)	(631,761)	3,431,323	36,410	—
Franklin International Core Equity (IU) Fund	1,747,933	343,024	(54,242)	(9,614)	(384,775)	1,642,326	184,117	—
Franklin International Growth Fund, Class R6	780,860	66,357	(213,910)	20,333	(139,106)	514,534	38,716	—
Franklin Liberty Systematic Style Premia ETF	—	104,473	—	—	(9,150)	95,323	4,100	—
Franklin Liberty U.S. Core Bond ETF	539,834	32,958	(358,245)	3,344	3,844	221,735	8,716	1,997
Franklin LibertyQ Emerging Markets ETF	709,395	18,769	(634,832)	(50,002)	(43,330)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	3,540,393	549,940	(77,551)	(23,290)	(798,466)	3,191,026	115,575	12,116
Franklin Rising Dividends Fund, Class R6	1,898,474	243,066	(13,021)	(3,692)	(408,425)	1,716,402	30,988	—
Franklin U.S. Core Equity (IU) Fund	3,161,422	321,586	(59,009)	(15,691)	(561,705)	2,846,603	319,126	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	396,974	1,682,852	(1,909,394)	—	—	170,432	170,432	751
Templeton Developing Markets Trust, Class R6	—	829,102	—	—	(158,628)	670,474	40,808	—
Templeton Foreign Fund, Class R6	779,392	221,491	(15,495)	(2,526)	(247,316)	735,546	142,272	—
Total Affiliated Securities	$18,972,999	$5,409,434	$(3,425,984)	$(94,120)	$(3,819,291)	$17,043,039		$14,864
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$63,064,506	$249,931	$ —	$ —	$(13,246,089)	$50,068,348	5,794,948	$ —
Franklin FTSE Europe ETF	23,110,997	11,889,190	—	—	(7,895,692)	27,104,495	1,420,571	—
Franklin International Core Equity (IU) Fund	109,600,441	3,722,582	(7,016,292)	437,811	(20,891,080)	85,853,462	9,624,828	—
Franklin Liberty U.S. Core Bond ETF	383,295,216	—	(65,653,494)	(22,512)	5,108,763	322,727,973	12,685,848	2,132,245
Franklin U.S. Core Equity (IU) Fund	207,136,477	12,341,346	(3,440,786)	210,219	(36,236,269)	180,010,987	20,180,604	—
Total Controlled Affiliates	$786,207,637	$28,203,049	$(76,110,572)	$625,518	$(73,160,367)	$665,765,265		$2,132,245
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Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
Franklin FTSE Japan ETF	$11,234,092	$5,523,595	$(939,763)	$(291,233)	$(2,404,449)	$13,122,242	603,599	$ —
Franklin Growth Fund, Class R6	245,225,738	20,431,117	(12,450,529)	438,264	(39,990,252)	213,654,338	2,267,130	—
Franklin International Growth Fund, Class R6	46,471,153	2,607,780	(16,049,099)	2,001,795	(8,139,577)	26,892,052	2,023,480	—
Franklin Liberty High Yield Corporate ETF	19,730,336	—	(2,033,532)	(155,603)	(2,469,735)	15,071,466	669,251	272,063
Franklin Liberty Systematic Style Premia ETF	—	9,811,528	—	—	(859,889)	8,951,639	385,025	—
Franklin LibertyQ Emerging Markets ETF	39,882,712	—	(34,778,097)	(1,390,622)	(3,713,993)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	230,567,515	31,413,252	(9,101,403)	(860,608)	(50,321,355)	201,697,401	7,305,230	770,400
Franklin Low Duration Total Return Fund, Class R6	130,010,994	1,028,187	(24,201,696)	(1,382,322)	(7,260,925)	98,194,238	10,910,471	1,016,861
Franklin Rising Dividends Fund, Class R6	122,670,489	10,689,227	(2,818,888)	82,702	(25,799,888)	104,823,642	1,892,465	—
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	26,056	77,215,931	(64,694,680)	—	—	12,547,307	12,547,307	36,855
Templeton Developing Markets Trust, Class R6	—	39,150,451	—	—	(6,828,721)	32,321,730	1,967,238	—
Templeton Foreign Fund, Class R6	47,143,784	6,127,163	(1,714,872)	9,634	(13,123,821)	38,441,888	7,435,568	—
Templeton Global Total Return Fund, Class R6	58,962,107	812,260	(5,751,726)	(674,619)	(3,633,463)	49,714,559	4,845,474	812,260
Total Non-Controlled Affiliates	$951,924,976	$204,810,491	$(174,534,285)	$(2,222,612)	$(164,546,068)	$815,432,502		$2,908,439
Total Affiliated Securities	$1,738,132,613	$233,013,540	$(250,644,857)	$(1,597,094)	$(237,706,435)	$1,481,197,767		$5,040,684

[a]As of March 31, 2020, no longer held by the fund.
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
5.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,056,066,944	$—	$—	$1,056,066,944
Short Term Investments	8,114,330	545,096	—	8,659,426
Total Investments in Securities	$1,064,181,274	$545,096	$ —	$1,064,726,370
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$669,447,864	$—	$—	$669,447,864
Short Term Investments	207,879	—	—	207,879
Total Investments in Securities	$669,655,743	$ —	$ —	$669,655,743
Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$2,871,975,358	$—	$—	$2,871,975,358
Short Term Investments	5	—	—	5
Total Investments in Securities	$2,871,975,363	$ —	$ —	$2,871,975,363
Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,038,784,306	$—	$—	$1,038,784,306
Short Term Investments	8,427,681	371,785	—	8,799,466
Total Investments in Securities	$1,047,211,987	$371,785	$ —	$1,047,583,772
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,013,301	$—	$—	$42,013,301
Index-Linked Notes	—	4,026,051	—	4,026,051
Short Term Investments	755,868	—	—	755,868
Total Investments in Securities	$42,769,169	$4,026,051	$ —	$46,795,220
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$34,792,821	$—	$—	$34,792,821
Short Term Investments	393,918	—	—	393,918
Total Investments in Securities	$35,186,739	$ —	$ —	$35,186,739
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$111,017,048	$—	$—	$111,017,048
Short Term Investments	616,855	377,221	—	994,076
Total Investments in Securities	$111,633,903	$377,221	$ —	$112,011,124
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Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$51,083,628	$—	$—	$51,083,628
Short Term Investments	316,745	116,767	—	433,512
Total Investments in Securities	$51,400,373	$116,767	$ —	$51,517,140
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$107,461,893	$—	$—	$107,461,893
Short Term Investments	912,985	—	—	912,985
Total Investments in Securities	$108,374,878	$ —	$ —	$108,374,878
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$39,823,324	$—	$—	$39,823,324
Short Term Investments	530,729	163,216	—	693,945
Total Investments in Securities	$40,354,053	$163,216	$ —	$40,517,269
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$71,232,180	$—	$—	$71,232,180
Short Term Investments	701,491	44,920	—	746,411
Total Investments in Securities	$71,933,671	$44,920	$ —	$71,978,591
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$34,682,785	$—	$—	$34,682,785
Short Term Investments	200	—	—	200
Total Investments in Securities	$34,682,985	$ —	$ —	$34,682,985
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$17,322,879	$—	$—	$17,322,879
Short Term Investments	170,432	—	—	170,432
Total Investments in Securities	$17,493,311	$ —	$ —	$17,493,311
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,620,668,822	$—	$—	$1,620,668,822
Short Term Investments	12,547,307	791,624	—	13,338,931
Total Investments in Securities	$1,633,216,129	$791,624	$ —	$1,634,007,753

[a]For detailed categories, see the accompanying Statement of Investments.
  |  35

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
The Board of Trustees of the Trust recently approved a proposal to reposition the Franklin Founding Funds Allocation Fund (Fund), subject to shareholder approval of certain matters. Among other things, the repositioning of the Fund as a directly managed allocation fund would involve entering into an investment management agreement with Franklin Advisers, Inc., changing the name of the Fund to the “Franklin Global Multi-Asset Fund” and modifying the Fund’s principal investment strategies and goals. It is expected to be completed early 2021.
ABBREVIATIONS
Selected Portfolio
ETF	Exchange Traded Fund

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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